SUPPLEMENTAL INFORMATION - Oil and gas producing activities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Total of the Group's and its equity method investments' net capitalized costs	¥ 241,058	¥ 243,323	¥ 279,823
Group
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Property cost, wells and related equipment's and facilities	793,045	757,592	727,552
Supporting equipment's and facilities	188,766	184,638	202,208
Uncompleted wells, equipment's and facilities	43,349	37,445	46,712
Total capitalized costs	1,025,160	979,675	976,472
Accumulated depreciation, depletion, amortization and impairment losses	(787,623)	(742,195)	(702,392)
Net capitalized costs	237,537	237,480	274,080
Equity method investments
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Net capitalized costs	3,521	5,843	5,743
Mainland China
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Total of the Group's and its equity method investments' net capitalized costs	235,625	235,914	271,787
Mainland China | Group
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Property cost, wells and related equipment's and facilities	752,352	716,683	684,246
Supporting equipment's and facilities	188,742	184,621	202,192
Uncompleted wells, equipment's and facilities	43,236	37,439	46,526
Total capitalized costs	984,330	938,743	932,964
Accumulated depreciation, depletion, amortization and impairment losses	(748,705)	(702,829)	(661,177)
Net capitalized costs	235,625	235,914	271,787
Other countries
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Total of the Group's and its equity method investments' net capitalized costs	5,433	7,409	8,036
Other countries | Group
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Property cost, wells and related equipment's and facilities	40,693	40,909	43,306
Supporting equipment's and facilities	24	17	16
Uncompleted wells, equipment's and facilities	113	6	186
Total capitalized costs	40,830	40,932	43,508
Accumulated depreciation, depletion, amortization and impairment losses	(38,918)	(39,366)	(41,215)
Net capitalized costs	1,912	1,566	2,293
Other countries | Equity method investments
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Net capitalized costs	¥ 3,521	¥ 5,843	¥ 5,743